DEBT AND LINE OF CREDIT (Details 1)	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 369,000
2021	1,110,000
2022	0
2023	0
2024	0
Long-term debt	$ 1,479,000